Bonus Programs - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual bonus percentage	50.00%
Bonus expense	$ 747	$ 940	$ 659
Vesting percentage	33.00%
Number of options granted	0	0	0
Vesting period	3 years
The total expense recognized for the period arising from share-based payment transactions	$ 190	$ 188	$ 157
Share based payments	$ 192	$ 234
FEMSA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual bonus percentage	50.00%
Number of options granted	2,083,809,000,000